TAXATION (Details 4) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets, current:
Accrued payroll and other expenses		¥ 13,204,105
Allowance for doubtful accounts	¥ 1,902,811	1,492,412
Others	19,857
Less: valuation allowance	(1,922,668)	(14,696,517)	¥ (13,814,868)	¥ (10,467,945)
Deferred tax assets, non-current:
Net operating loss carry forwards	80,068,514	61,470,932
Temporary difference on property and equipment	7,747,308	13,529,678
Others	19,857
Less: valuation allowance	¥ (87,815,822)	¥ (75,000,610)	¥ (52,333,898)	¥ (34,073,011)